Property, plant and equipment -price assumptions used for impairment calculations (Details) $ in Billions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / bbl $ / MMBTU	Dec. 31, 2018 $ / bbl $ / MMBTU
Price Assumptions Used For Impairment Calculations [Line Items]
Description of changes in methods and assumptions used in preparing sensitivity analysis	This illustrative impairment sensitivity, based on a simplified method, assumes no changes to input factors other than prices; however, a price reduction of 30% is likely to result in changes in business plans as well as other factors used when estimating an asset’s recoverable amount.
Estimated impairment loss due to decline in commodity prices | $	$ 15
Percentage of estimated decline in commodity prices	30.00%
Brent Blend [Member] | 2020 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit | $ / bbl	59	68
Brent Blend [Member] | 2025-2029 [Member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit | $ / bbl	77	78
Brent Blend [Member] | 2030 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit | $ / bbl	80	82
NBP Natural Gas Price [Member] | 2020 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit	4.2	(7.7)
NBP Natural Gas Price [Member] | 2025-2029 [Member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit	7	(8.2)
NBP Natural Gas Price [Member] | 2030 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit	7.5	(8.2)
Henry Hub Natural Gas Price [Member] | 2020 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit	2.4	(3.2)
Henry Hub Natural Gas Price [Member] | 2025-2029 [Member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit	3.1	(4.1)
Henry Hub Natural Gas Price [Member] | 2030 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit	3.6	(4.1)